Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from operating activities:
Net income	$ 20,949,579	$ 19,045,255	$ 15,431,197
Adjustments for items not affecting cash:
Depreciation	595,522	497,238	481,062
Amortization	26,951	26,195	28,159
Net gain (loss) from disposal of property, plant and equipment	15,281	2,852	(9,530)
Changes in operating assets and liabilities
Bank acceptance receivables	(6,533,717)	(5,764,940)	1,867,373
Accounts receivable	(20,065,904)	(13,644,830)	(4,708,608)
Inventories	105,121	(219,787)	802,610
Deferred IPO costs and other current assets	(861,799)	(367,249)	234,424
Due from related parties	396,583	(222,504)	(22,486)
Accounts payable	4,908,971	5,341,710	(4,229,062)
Taxes payable	288,659	598,105	(447,543)
Accrued expenses and other current liabilities	120,090	102,749	(180,801)
Due to related parties		(68,798)	61,521
Net cash (used in) provided by operating activities	(54,663)	5,325,996	9,308,316
Cash flows from investing activities:
Purchases of property, plant and equipment	(850,231)	(3,808,259)	(266,744)
Payments for long-term deposits for buildings		(12,311,347)
Payments for land use right			(8,685,456)
Proceeds from disposal of property, plant and equipment	16,414	25,202	50,601
Net cash used in investing activities	(833,817)	(16,094,404)	(8,901,599)
Cash flows from financing activities:
Proceeds from short-term bank borrowings	6,510,820	4,359,665	2,605,637
Proceeds from ordinary shares subscribed			344,739
Proceeds from issuance of shares		1,272,232
Repayments of short-term bank borrowings	(4,650,586)	(3,925,147)	(2,026,606)
Net cash provided by financing activities	1,860,234	1,706,750	923,770
Effect of foreign exchange rate changes	(9,812)	218,137	(103,255)
Net increase (decrease) in cash	961,942	(8,843,521)	1,227,232
Cash, beginning of year	7,187,334	16,030,855	14,803,623
Cash, end of year	8,149,276	7,187,334	16,030,855
Cash paid during the period for:
Interest	180,744	137,160	97,790
Income taxes	$ 5,042,816	$ 4,362,169	$ 3,898,200